Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables

	2020 $m	2019 $m
Trade receivables a	309	515

Other receivables	129	37

Prepayments	76	114

	514	666

a	Including cost reimbursements of $26m (2019: $67m).

Summary of Ageing of Trade and Other Receivables
Expected credit losses relating to other receivables are immaterial.

	2020			2019
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	153	(1)	152	363	(3)	360

Past due 1 to 30 days	59	(2)	57	74	(3)	71

Past due 31 to 90 days	61	(6)	55	56	(5)	51

Past due more than 90 days	40	(7)	33	35	(7)	28

Past due more than 180 days	74	(62)	12	5	—	5

	387	(78)	309	533	(18)	515

Summary of movement in allowance for expected lifetime credit losses of trade and other receivables
The movement in the allowance for expected lifetime credit losses of trade receivables during the year is as follows:

	2020 $m	2019 $m	2018 $m
At 1 January	(18)	(11)	(77)

Adjustment arising on adoption of IFRS 9 a	—	—	67

Impairment loss	(40)	(8)	(17)

System Fund impairment loss	(24)	(12)	(11)

Amounts written off	7	14	26

Exchange and other adjustments	(3)	(1)	1

At 31 December	(78)	(18)	(11)

a	IFRS 9 was applied from 1 January 2018. Under the transition method chosen, comparative information was not restated.

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region
The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is as follows:

	2020 $m	2019 $m
Americas	212	359

EMEAA	183	141

Greater China	43	52

	438	552